Current and Deferred Income Tax	12 Months Ended
Jun. 30, 2020
Current and Deferred Income Tax [Abstract]
Current and deferred income tax
21.	Current and deferred income tax

The Group's income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries' losses against subsidiaries' income.

The details of the provision for the Group's income tax are as follows:

	06.30.20	06.30.19	06.30.18
Current income tax	(24,441)	(131,359)	(448,599)
Special tax for tax revaluation	-	(394,898)	-
Deferred income tax	(5,348,343)	6,664,298	6,982,922
Minimum presumed income tax	(1,215)	-	-
Income tax - (Loss) / Gain	(5,373,999)	6,138,041	6,534,323

The statutory tax rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate	Fiscal year
Argentina	25% and 30%	2020 and 2019
Argentina	35%	2018
Uruguay	0%	-

Deferred tax assets and liabilities of the Group as of June 30, 2020 and 2019 are expected to be recovered as follows:

	06.30.20	06.30.19
Deferred income tax asset to be recovered after more than 12 months	2,953,241	625,265
Deferred income tax asset to be recovered within 12 months	731,332	1,889,431
Deferred income tax asset	3,684,573	2,514,696

Deferred income tax liabilities to be recovered after more than 12 months	(26,356,656)	(5,036,780)
Deferred income tax liabilities to be recovered within 12 months	(1,086,624)	(16,156,418)
Deferred income tax liabilities	(27,443,280)	(21,193,198)
Deferred income tax, net	(23,758,707)	(18,678,502)

Deferred income tax (broken down into assets and liabilities) during the fiscal years ended June 30, 2020 and 2019, without considering offsetting balances within the same tax jurisdiction, is the following:

	06.30.19	(Charged) / Credited to the statement of income	Revaluation surplus	Decrease due to loss of control	06.30.20
Deferred income tax asset
Tax loss carry-forwards	1,555,861	1,061,858	-	-	2,617,719
Investment properties	-	133,302	-	-	133,302
Borrowings	45,919	(483)	-	-	45,436
Trade and other payables	783,473	(221,146)	-	-	562,327
Trade and other receivables	98,240	(33,557)	-	-	64,683
Trading properties	-	223,668	-	-	223,668
Provisions	638	(15)	-	-	623
Other	9,375	11,720	-	-	21,095
Payroll and social security liabilities	5,255	(1,578)	-	-	3,677
Tax inflation adjustment	15,935	(3,892)	-	-	12,043
Subtotal deferred income tax assets	2,514,696	1,169,877	-	-	3,684,573

Deferred income tax liabilities
Investment properties and properties plant and equipment	(18,369,550)	(5,864,823)	(91,154)	359,292	(23,966,235)
Right of use assets	-	(1,513)	-	-	(1,513)
Trade and other payables	(36,225)	(757)	-	-	(36,982)
Investments in financial instruments	(175,724)	75,251	-	-	(100,473)
Other	(90,986)	(145,944)	-	-	(236,930)
Trading properties	(35,254)	15,432	-	-	(19,822)
Tax inflation adjustment	(1,600,472)	(560,208)	-	-	(2,160,680)
Trade and other receivables	(876,837)	(43,787)	-	-	(920,624)
Cash and cash equivalent	(8,150)	8,129	-	-	(21)
Subtotal deferred income tax liabilities	(21,193,198)	(6,518,220)	(91,154)	359,292	(27,443,280)
Deferred income tax liabilities, net	(18,678,502)	(5,348,343)	(91,154)	359,292	(23,758,707)

	06.30.18	(Charged) / Credited to the statement of income	06.30.19
Deferred income tax asset
Tax loss carry-forwards	1,897,615	(341,754)	1,555,861
Trade and other payables	859,493	(76,020)	783,473
Borrowings	46,661	(742)	45,919
Trade and other receivables	98,558	(318)	98,240
Trading properties	6,937	(6,937)	-
Provisions	1,888	(1,250)	638
Other	38,325	(28,950)	9,375
Payroll and social security liabilities	8,161	(2,906)	5,255
Tax inflation adjustment	-	15,935	15,935
Subtotal deferred income tax assets	2,957,638	(442,942)	2,514,696

Deferred income tax liabilities
Investment properties and properties plant and equipment	(27,508,822)	9,139,272	(18,369,550)
Trade and other payables	(16,986)	(19,239)	(36,225)
Investments in financial instruments	(76,285)	(99,439)	(175,724)
Other	(118,146)	27,160	(90,986)
Trading properties	(65,027)	29,773	(35,254)
Intangible assets	(1,053)	1,053	-
Tax inflation adjustment	-	(1,600,472)	(1,600,472)
Trade and other receivables	(511,125)	(365,712)	(876,837)
Cash and cash equivalent	(2,994)	(5,156)	(8,150)
Subtotal deferred income tax liabilities	(28,300,438)	7,107,240	(21,193,198)
Deferred income tax liabilities, net	(25,342,800)	6,664,298	(18,678,502)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry-forwards in Argentina generally expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income in the countries where the net operating losses were incurred. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax assets are deductible, management believes that as the end of the present year it is probable that the Group will realize all of the deferred income tax assets in Argentina.

As of June 30, 2020, the tax loss carry-forwards of the Group and the jurisdictions which generated them are as follows:

Jurisdiction	Tax loss carry- forward	Date of generation	Date of expiration	Rate
Argentina	2,248	2016	2021	25%
Argentina	8,121	2017	2022	25%
Argentina	2,781,231	2018	2023	25%
Argentina	1,183,486	2019	2024	25%
Argentina	4,720,012	2020	2025	25% and 30%
	8,695,098

The Group did not recognize deferred income tax assets of ARS 83,738 and ARS 94,695 as of June 30, 2020 and 2019 corresponding to losses of ARS 334,912 and ARS 378,780, respectively, related to certain subsidiaries. Although management estimates that these subsidiaries will become profitable in the future, as a result of the recent loss history during the last periods and the lack of verifiable and objective evidence, it has been determined that there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

Below there is a reconciliation between the income tax recognized and that which would result from applying the prevailing tax rate on the profit / (loss) Before Income Tax for the years ended June 30, 2020, 2019 and 2018:

	06.30.20	06.30.19	06.30.18
(Profit) / loss for year before income tax at the prevailing tax rate	(7,058,178)	9,618,302	(4,834,957)
Tax effects of:
Rate change	2,374,798	221,159	10,515,288
Share of profit of associates and joint ventures	53,373	(173,386)	310,583
Result by rate transparency	186,489	(101,841)	-
Result from sale of subsidiaries	(391,936)	(1,691)	-
Special tax, revaluation	-	(394,898)	-
Expiration of carry-forwards	(100)	-	-
Tax loss carry-forwards	(129,387)	(77,255)	-
Non-taxable financial dividends	-	-	272,594
Non-taxable, non-deductible items	(615)	36,725	(16,060)
Derivative special tax	-	-	(1,881)
Difference between provisions and affidavits	48,333	3,712	2,395
Minimum presumed income tax	(1,215)	-	(73)
Goodwill reversal	-	(55,318)	-
Others	4	(8,583)	(415)
Inflation adjustment	(588,429)	(1,853,819)	286,849
Tax inflation adjustment	132,864	(1,075,066)	-
Income tax - (Loss) / Gain	(5,373,999)	6,138,041	6,534,323

Tax modifications

Law No. 27,541 of social solidarity and productive revival in the framework of Argentine public emergency, published on December 23, 2019 introduced some modifications to different taxes and the creation of the tax for an Inclusive and Solidarity Argentina (PAIS).

The main modifications affecting the Group in relation to income tax are the following:

●	In the first and second fiscal year beginning after January 1, 2019, that is, for the Group's fiscal years beginning on July 1, 2019 and 2020, the gain or loss from tax inflation adjustment will be charged one sixth in the determination exercise and the remaining five sixths in the following fiscal periods;

●	The applicable rate to companies for the third year beginning after January 1, 2018 is increased from 25% to 30% that is, for the Group's fiscal years beginning on July 1, 2019.

Tax inflation adjustment: Law 27,430 establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to the Group for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census ("INDEC"); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than one hundred percent (100%), or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceed 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 43% in the index price that exceeds the expected condition of 55% for the application of the adjustment in the first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Income Tax Law.